Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2017
Registrant Name	dei_EntityRegistrantName	ALPS Variable Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001382990
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 20, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jul. 20, 2018
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
ALPS/Alerian Energy Infrastructure Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Supplement Text Block	avit_ProspectusSupplementTextBlock

ALPS VARIABLE INVESTMENT TRUST

ALPS/Alerian Energy Infrastructure Portfolio: Class I (N/A) and Class III (ALEFX) (THE “FUND”)

SUPPLEMENT DATED JULY 20, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL

INFORMATION (THE “SAI”) DATED APRIL 30, 2018, AS SUPPLEMENTED

Effective July 18, 2018, the name and methodology of the Fund’s underlying index, the Alerian Energy Infrastructure Index have changed. Therefore, the disclosures contained in the Summary Prospectus, Prospectus and SAI are modified as follows:

Summary Prospectus, Prospectus and Statement of Additional Information

All references to the Alerian Energy Infrastructure Index are hereby replaced with the Alerian Midstream Energy Select Index.

Summary Prospectus and Prospectus

The second sentence of the second paragraph of the Principal Investment Strategies section of the Fund’s Summary Prospectus and Summary Prospectus Section of the Prospectus is hereby deleted and replaced with the following:

Midstream energy companies must earn the majority of their cash flow from qualifying midstream activities involving energy commodities. Qualifying midstream activities include gathering and processing, liquefaction, pipeline transportation, rail terminaling, and storage. Midstream energy companies include midstream master limited partnerships (MLPs) and midstream corporations.

In addition, in order to be included in the Index, midstream energy companies must have principal executive offices in the United States or Canada and have a median daily trading volume of at least USD 2.5 million for the six-month period preceding the data analysis date.

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code (as defined below).

The sixth through eleventh paragraphs of the Principal Investment Strategies section of the Fund’s Summary Prospectus and Summary Prospectus Section of the Prospectus are hereby deleted.

Prospectus

The second sentence of the second paragraph under the heading, ALPS/Alerian Energy Infrastructure Portfolio – Principal Investment Strategies, is hereby deleted and replaced with the following:

Midstream energy companies must earn the majority of their cash flow from qualifying midstream activities involving energy commodities. Qualifying midstream activities include gathering and processing, liquefaction, pipeline transportation, rail terminaling, and storage. Midstream energy companies include midstream master limited partnerships (MLPs) and midstream corporations.

In addition, in order to be included in the Index, midstream energy companies must have principal executive offices in the United States or Canada and have a median daily trading volume of at least USD 2.5 million for the six-month period preceding the data analysis date.

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code (as defined below).

* * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.